Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable, net	$ 3,641,000	$ 3,541,000	$ 4,883,000
Allowance for Doubtful Accounts Receivable	41,000	39,000
Gain Loss On Reduction of Contingent Obligations	600,000	5,122,000
Accrued Fees and Other Revenue Receivable	$ 110,000	$ 174,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives (in years)	3 years
Finite-Lived Intangible Asset, Useful Life	4 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives (in years)	7 years
Finite-Lived Intangible Asset, Useful Life	10 years